Deferred Income (Details) - Schedule of deferred income - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Schedule of deferred income [Abstract]
Subsidy for the maintenance and repair of the office	$ 341,580
Rent subsidy for office	922,260
Total	$ 1,263,840